Note 6 - Product Warranties (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Standard and Extended Product Warranty Accrual, Ending Balance	$ 75,000	$ 85,000	$ 120,000
Product Warranty Expense	55,592	67,150	$ 158,426
Accounts Payable and Accrued Liabilities [Member]
Standard and Extended Product Warranty Accrual, Ending Balance	$ 75,000	$ 85,000